RELATED PARTY TRANSACTIONS - Narrative (Details) ₪ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2021 ILS (₪)
Agreement with Motherson
Related Party Transaction [Line Items]
Transactions with related party | $		$ 0
Quarterly fees percentage	50.00%
Chief Executive Officer | Joint Ownership Agreement for Company Vehicle
Related Party Transaction [Line Items]
Transactions with related party | ₪			₪ 300